25 Leniency agreement (Details Narrative) SFr in Thousands, R$ in Thousands, $ in Thousands																				1 Months Ended
	Jan. 30, 2025 BRL (R$)	Jan. 30, 2024 BRL (R$)	Jan. 30, 2021 BRL (R$)	Jun. 30, 2020 BRL (R$)	Jun. 30, 2020 CHF (SFr)	Jan. 30, 2020 BRL (R$)	Jun. 27, 2019 BRL (R$)	Jun. 27, 2019 CHF (SFr)	Jan. 30, 2019 BRL (R$)	Jun. 28, 2018 BRL (R$)	Jun. 28, 2018 CHF (SFr)	Jan. 30, 2018 BRL (R$)	Jul. 06, 2017 BRL (R$)	Jun. 27, 2017 BRL (R$)	Jun. 27, 2017 CHF (SFr)	Apr. 27, 2017 USD ($)	Apr. 27, 2017 BRL (R$)	Feb. 08, 2017 USD ($)	Feb. 08, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)
Leniency Agreements [Member]
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount																					R$ 2,200,000
Leniency Agreements [Member] | Events After Reporting Period [Member]
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount						R$ 257,256
Leniency Agreements [Member] | Federal Prosecution Office And U.S. And Swiss Authorities [Member]
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount																					3,100,000
Leniency Agreements [Member] | Federal Prosecution Office And U.S. And Swiss Authorities [Member] | US$
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount | $																				$ 957,000
Leniency Agreements [Member] | Department Of Justice [Member]
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount																			R$ 296,591
Leniency Agreements [Member] | Department Of Justice [Member] | US$
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount | $																		$ 94,894
Leniency Agreements [Member] | Securities and Exchange Commission (SEC) [Member]
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount																	R$ 206,460
Leniency Agreements [Member] | Securities and Exchange Commission (SEC) [Member] | US$
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount | $																$ 65,000
Leniency Agreements [Member] | Swiss Office [Member]
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount							R$ 58,034			R$ 62,021				R$ 104,307
Leniency Agreements [Member] | Swiss Office [Member] | CHF
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount | SFr								SFr 16,065			SFr 16,065				SFr 30,240
Leniency Agreements [Member] | Federal Prosecution Office (MPF) [Member]
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount									R$ 278,034			R$ 267,985	R$ 736,445
CGU/AGU Agreement [Member]
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount																					R$ 410,000
CGU/AGU Agreement [Member] | Events After Reporting Period [Member]
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount	R$ 125,211	R$ 284,665				1,500,000
CGU/AGU Agreement [Member] | Swiss Office [Member] | Events After Reporting Period [Member]
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount				R$ 133,428
CGU/AGU Agreement [Member] | Swiss Office [Member] | CHF | Events After Reporting Period [Member]
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount | SFr					SFr 32,130
MPF Agreement And CGU/AGU Agreement [Member] | Events After Reporting Period [Member]
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount			R$ 900,000
CGU/AGU Agreement [Member] | Events After Reporting Period [Member]
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount						R$ 409,876